As filed with the Securities and Exchange Commission on March 4, 2026

1933 Act Registration File No. 333-205411

1940 Act File No. 811-23063

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[     ] Pre-Effective Amendment No.__

[X] Post-Effective Amendment No. 58

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

[X] Amendment No. 60

HORIZON FUNDS

(Exact Name of Registrant as Specified in Charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code: (704) 544-2399

Matthew S. Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

It is proposed that this filing become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on May 1, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ________________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until May 1, 2026, the effectiveness of Post-Effective Amendment Nos. 56 (“PEA No. 56”), which was filed with the Commission via EDGAR (SEC Accession No. 0001398344-25-022764) pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 19, 2025. Since no other changes are intended to be made to PEA No. 56 by means of this filing, Parts A, B and C of PEA No. 56 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and the State of North Carolina on March 4, 2026.

Horizon Funds

By:	/s/ John Drahzal
John Drahzal
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ John Drahzal	President and Trustee	March 4, 2026
John Drahzal

John W. Davidson*	Trustee	March 4, 2026
John W. Davidson

Todd W. Gaylord*	Trustee	March 4, 2026
Todd W. Gaylord

Thomas W. Okel*	Trustee	March 4, 2026
Thomas W. Okel

/s/ Steve Terry	Treasurer	March 4, 2026
Steve Terry

*By	/s/ Matthew Chambers
Matthew Chambers

As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated herein by reference.